Details of Certain Consolidated Balance Sheet Captions (Retirment Obligations and Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Details of Certain Consolidated Balance Sheet Captions [Abstract]
Pension and postretirement benefits		$ 190,114	$ 173,388
Deferred taxes		47,037	50,323
Deferred compensation		7,637	8,386
Insurance accruals		10,541	9,350
Legal and environmental		31,010	33,305
Uncertain tax positions		111,861	120,737
Other		24,270	18,783
Retirement obligations and other liabilities	$ 429,549	$ 422,470	$ 414,272